Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	Access One Trust
Entity Central Index Key	0001301123
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
ACCESS FLEX BEAR HIGH YIELD FUND℠ | ACCESS FLEX BEAR HIGH YIELD FUND SERVICE CLASS
Prospectus:
Trading Symbol	AFBSX
ACCESS FLEX BEAR HIGH YIELD FUND℠ | ACCESS FLEX BEAR HIGH YIELD FUND INVESTOR CLASS
Prospectus:
Trading Symbol	AFBIX
ACCESS FLEX HIGH YIELD FUND℠ | ACCESS FLEX HIGH YIELD FUND SERVICE CLASS
Prospectus:
Trading Symbol	FYASX
ACCESS FLEX HIGH YIELD FUND℠ | ACCESS FLEX HIGH YIELD FUND INVESTOR CLASS
Prospectus:
Trading Symbol	FYAIX